FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets and Liabilities
Carrying amount, Liabilities		₪ 2,414	₪ 2,318		₪ 2,433
Fair value, Liabilities			₪ 4		₪ 28
Notes payable series D [Member]
Assets and Liabilities
Category			AC
Carrying amount, Liabilities			₪ 109
Fair value, Liabilities			₪ 110
Interest rate used	[1]		Market quote
Notes payable series F [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 384	₪ 512
Fair value, Liabilities		₪ 392	₪ 524
Interest rate used	[1]	Market quote	Market quote
Notes payable series G [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 851	₪ 824
Fair value, Liabilities		₪ 952	₪ 939
Interest rate used	[1]	Market quote	Market quote
Financial liability at fair value [Member]
Assets and Liabilities
Category		FVTPL Level 3	FVTPL Level 3
Carrying amount, Liabilities			₪ 4
Fair value, Liabilities			₪ 4
Other non-current liabilities [Member]
Assets and Liabilities
Category		AC	AC	[2]
Carrying amount, Liabilities	[2]		₪ 30
Fair value, Liabilities	[2]		30
Trade and other payables [Member]
Assets and Liabilities
Carrying amount, Liabilities	[2]	₪ 819	719
Fair value, Liabilities	[2]	₪ 819	₪ 719
Borrowing P [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 29	₪ 59
Fair value, Liabilities		₪ 30	₪ 60
Interest rate used	[1]	0.41	0.84
Borrowing Q [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 57	₪ 79
Fair value, Liabilities		₪ 58	₪ 82
Interest rate used	[1]	0.65	0.93
Lease liabilities [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 720	₪ 702
Fair value, Liabilities		₪ 709	₪ 702
Interest rate used	[1]	2.07	2.04
Notes payable series H [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 198
Fair value, Liabilities		₪ 199
Interest rate used	[1]	Market quote
Borrowing R [Member]
Assets and Liabilities
Category		AC
Carrying amount, Liabilities		₪ 150
Fair value, Liabilities		₪ 150
Interest rate used	[1]	2.55
Cash and cash equivalents [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 308	₪ 376
Fair value, Assets		₪ 308	₪ 376
Short term deposits [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 344	₪ 411
Fair value, Assets		344	411
Long term deposits [Member]
Assets and Liabilities
Carrying amount, Assets	[3]	280	155
Fair value, Assets	[3]	₪ 280	₪ 155
Interest rate used	[3]	0.49	0.46	[1]
Trade receivables [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 816	₪ 792
Fair value, Assets		₪ 818	₪ 794
Interest rate used	[3]	3.13	3.60	[1]
Other receivables [Member]
Assets and Liabilities
Category	[2]	AC	AC
Carrying amount, Assets		₪ 48	₪ 7	[2]
Fair value, Assets		₪ 48	7	[2]
Other non-current assets [Member]
Assets and Liabilities
Carrying amount, Assets	[2]		10
Fair value, Assets	[2]		₪ 10
Trade and other payables [Member]
Assets and Liabilities
Category	[2]	AC	AC

[1]	The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.
[2]	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
[3]	At December 31, 2021, long-term deposits are deposited for periods ending in March 2023 and June 2023.